<SEQUENCE>1
<FILENAME>4Q2012WestEnd13F.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  WestEnd Capital Management, LLC.

   Address:               86 Graham Street, Suite 100
                          San Francisco, CA 94129

   Form 13F File Number:  028-11430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  George Bolton
   Title:                 Chief Compliance Officer
   Phone:                 (415) 856-0426

   Signature, Place, and Date of Signing:

     /s/ George Bolton           San Francisco, CA           02/13/13
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:			40

Form 13F Information Value Total (thousands):		$66,375


List of Other Included Managers:			NONE

Form 13F-HR Information Table


				TITLE OF		    	VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER	VOTING AUTHORITY
	NAME OF ISSUER		CLASS		CUSIP	   	(x$1000)   PRN AMT  PRN CALL DSCRETN   MANAGERS SOLE    SHARED    NONE
-------------------- 		--------- 	--------- 	--------   -------- --- ---- ------- ---------- -------- -------- --------
AKAMAI TECH			COM		00971T101	2121	51850	SH	Sole			51850	0	0
APPLE INC			COM		037833100	1820	3420	SH	Sole			3420	0	0
BOEING CO			COM		097023105	1900	25210	SH	Sole			25210	0	0
CHANGYOU COM LTD 		ADS REP CL A	15911M107	1054	40000	SH	Sole			40000	0	0
CHINA LODGING GROUP		SPONSORED ADR	16949N109	242	14211	SH	Sole			14211	0	0
CHINA UNICOM (HONG KONG) LTD	SPONSORED ADR	16945R104	238	14600	SH	Sole			14600	0	0
COCA COLA CO			COM		191216100	257	7100	SH	Sole			7100	0	0
CONAGRA FOODS INC		COM		205887102	2679	90825	SH	Sole			90825	0	0
CONOCOPHILLIPS			COM		20825C104	637	10981	SH	Sole			10981	0	0
CVS CAREMARK CORPORATION	COM		126650100	1846	38185	SH	Sole			38185	0	0
DEMAND MEDIA INC		COM		24802N109	384	41333	SH	Sole			41333	0	0
DISNEY WALT CO			COM DISNEY	254687106	835	16765	SH	Sole			16765	0	0
DUNKIN BRANDS GROUP INC		COM		265504100	972	29280	SH	Sole			29280	0	0
EXXON MOBIL CORP		COM		30231G102	1242	14353	SH	Sole			14353	0	0
FREEPORT-MCMORAN COPPER  & GO	COM		35671D857	1620	47375	SH	Sole			47375	0	0
FUSION-IO INC			COM		36112J107	2564	111820	SH	Sole			111820	0	0
GENERAL ELECTRIC CO		COM		369604103	356	16972	SH	Sole			16972	0	0
GNC HOLDINGS INC 		COM CL A	36191G107	1911	57430	SH	Sole			57430	0	0
HOME INNS & HOTELS MGMT INC	SPON ADR	43713W107	1956	67682	SH	Sole			67682	0	0
INTREPID POTASH			COM		46121Y102	1124	52792	SH	Sole			52792	0	0
JOHNSON & JOHNSON		COM		478160104	494	7049	SH	Sole			7049	0	0
LINKEDIN CORPORATION		COM CL A	53578A108	1282	11167	SH	Sole			11167	0	0
MCDERMOTT INTL INC		COM		580037109	506	45889	SH	Sole			45889	0	0
MERCK & CO INC NEW		COM		58933Y105	214	5229	SH	Sole			5229	0	0
MONSANTO CO NEW			COM		61166W101	2743	28981	SH	Sole			28981	0	0
MOSAIC CO NEW			COM		61945C103	3574	63117	SH	Sole			63117	0	0
PERFUMANIA HLDGS INC		COM NEW		71376C100	3124	634900	SH	Sole			634900	0	0
PHILLIPS 66			COM		718546104	288	5415	SH	Sole			5415	0	0
POTASH CORP SASK INC		COM		73755L107	1026	25226	SH	Sole			25226	0	0
RALPH LAUREN CORP		CL A		751212101	370	2470	SH	Sole			2470	0	0
RICKS CABARET INTL INC		COM NEW		765641303	692	86045	SH	Sole			86045	0	0
SINA CORP			ORD		G81477104	4711	93815	SH	Sole			93815	0	0
SOHU COM INC			COM		83408W103	2160	45632	SH	Sole			45632	0	0
SOUFUN HLDGS LTD		ADR		836034108	7412	296490	SH	Sole			296490	0	0
SPLUNK INC			COM		848637104	2608	89879	SH	Sole			89879	0	0
TIVO INC			COM		888706108	1501	121900	SH	Sole			121900	0	0
VARIAN MED SYS INC		COM		92220P105	251	3580	SH	Sole			3580	0	0
VISA INC			COM CL A	92826C839	2046	13500	SH	Sole			13500	0	0
VMWARE INC			CL A COM	928563402	3603	38276	SH	Sole			38276	0	0
YANDEX N V			SHS CLASS A	N97284108	2010	93292	SH	Sole			93292	0	0